Commitments and Contingencies (Details Narrative) (10-K) - USD ($)																		1 Months Ended	3 Months Ended			12 Months Ended
		Dec. 31, 2020	Dec. 30, 2020	Dec. 29, 2020	Sep. 24, 2020	Sep. 23, 2020	Sep. 09, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Jan. 24, 2020	Jan. 09, 2020	Dec. 06, 2019	Dec. 04, 2019	Jul. 17, 2017	Jan. 02, 2016	Jul. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Base salary																			$ 45,790		$ 43,600	$ 149,619
Deferred compensation		$ 86,307																	86,307	$ 86,307		$ 86,307	105,325
Share-based compensation, grants in period	[1]
Stock issued during period, shares			10,000,000	1,769,447		4,000,000		262,481	4,000,000	892,592	2,000,000
Stock issued during period			$ 163,000	$ 41,051		$ 48,000			$ 60,000	$ 26,778	$ 72,800
Compensation expense																			$ 45,790		43,600	$ 272,147
Share price		$ 0.0329																	$ 0.029	$ 0.0329		$ 0.0329
Accounts payable		$ 2,948,964																	$ 2,954,238	$ 2,948,964		$ 2,948,964	$ 2,919,628
Two Notes Payable [Member]
Notes payable		495,000																	495,000	495,000		495,000
Amount claimed		387,535																	387,535	387,535		387,535
One Customer and Two Vendors [Member]
Accounts payable		487,615																	492,319	487,615		487,615
Other Vendors and Credit Card Companies [Member]
Accounts payable		2,461,349																	2,461,919	2,461,349		2,461,349
Rental Agreement [Member]
Rental rate														$ 70
Employment and Director Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member]
Agreement term																	5 years
Base salary																	$ 108,000	$ 3,500
Base salary increase percentage																	10.00%
Deferred base salary percentage																	7.00%
Cash bonus percentage																	1.50%
Adjusted EBITDA																	$ 2,000,000
Ownership interest																	3.50%							4.76%
Deferred compensation equity																								$ 19,947
Accrued compensation		10,500																$ 19,250		10,500		10,500
Deferred compensation		$ 0																		0		0
Employment and Director Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Remit Payment [Member]
Base salary																	$ 84,000
Employment and Director Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Defer Payment [Member]
Base salary																	$ 24,000
Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Incentive Stock Plan [Member]
Ownership interest																1.50%
Ownership interest agreement description																Upon initiation of its Incentive Stock Plan, the LLC hereby grants the Executive an additional one and one half percent (1.5%) ownership interest in the LLC, with 0.375% granted upon the date of initiation and 0.375% granted on the anniversary date of the ISP for each of the following three years
Amount of after tax profits																$ 2,000,000
Incentive bonus percentage																1.50%
Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member] | Incentive Stock Plan [Member]
Ownership interest																2.25%
Ownership interest agreement description																Upon initiation of its Incentive Stock Plan, the LLC hereby grants the Executive an additional two and one-fourth percent (2.25%) ownership interest in the LLC, with 0.5625% granted upon the date of initiation and 0.5625% granted on the anniversary date of the ISP for each of the following three years,
Amount of after tax profits																$ 2,000,000
Incentive bonus percentage																2.50%
Employment Agreement [Member] | Mr. Spencer[Member]
Shares vested		850,000
Compensation expense		$ 16,779																				69,147
Employment Agreement [Member] | Lloyd Spencer [Member]
Stock issued during period, shares							1,020,000					840,000
Stock issued during period							$ 18,768					$ 33,600
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member]
Agreement term		2 years															5 years
Base salary																	$ 108,000
Base salary increase percentage																	10.00%
Deferred base salary percentage																	7.00%
Cash bonus percentage																	1.50%
Adjusted EBITDA																	$ 2,000,000
Ownership interest																	3.50%							4.76%
Deferred compensation equity																								$ 19,947
Compensation obligation																			3,500
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Remit Payment [Member]
Base salary																	$ 84,000
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Defer Payment [Member]
Base salary																	$ 24,000
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member]
Agreement term		2 years															5 years
Base salary																	$ 200,000
Base salary increase percentage																	10.00%
Deferred base salary percentage																	7.00%
Cash bonus percentage																	2.50%
Adjusted EBITDA																	$ 2,000,000
Deferred compensation		$ 82,861																	82,861	82,861		82,861
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member] | Remit Payment [Member]
Base salary																	160,000
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member] | Defer Payment [Member]
Base salary																	$ 40,000
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Spencer[Member]
Accrued compensation		10,500																	21,000	10,500		10,500
Compensation obligation																			3,500	3,500
Stock issued during period, shares							1,020,000					840,000
Stock issued during period							$ 18,768					$ 33,600
Compensation expense																			10,500		$ 0	10,500
Written Employment Agreement [Member] | Mr. Spencer[Member]
Share-based compensation, grants in period															170,000
Share-based compensation, vesting period															3 years
Written Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Spencer[Member]
Base salary															$ 10,000
Stock issued during period, shares, restricted stock															500,000
Share-based compensation, grants in period															6,120,000
Share-based compensation, vesting period															3 years
Board of Directors Services Agreement [Member] | Mr. Edmonds [Member]
Accrued compensation		20,000																	5,000	20,000		20,000
Board of Directors Services Agreement [Member] | Mr. Spencer[Member]
Accrued compensation		$ 20,000																	$ 5,000	$ 20,000		20,000
Board of Directors Services Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Lloyd Spencer [Member]
Base salary													$ 5,000
Share price													$ 5,000
Board of Directors Services Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Bill Edmonds [Member]
Base salary													$ 5,000
Share price													$ 5,000
Letter Agreement [Member] | Xnergy Financial LLC [Member]
Success fees percentage					6.00%
Compliance fee					$ 25,000																	$ 16,667
Letter Agreement [Member] | Xnergy Financial LLC [Member] | Three Monthly Installments [Member]
Compliance fee					$ 8,333

[1]	On March 12, 2020, the Company issued to Armada Investment Fund, LLC ("ARMADA") a Convertible Promissory Note (the "Note") in the amount of Twenty-Three Thousand and NO/100 Dollars ($23,000). On March 6, 2020, ARMADA entered into an Assignment Agreement (the "Agreement") with Sylios Corp ("Assignor"). Under the terms of the Agreement, the Assignor sold, assigned, conveyed and transferred its interest in the Securities Purchase Agreement, the Convertible Promissory Note (principal amount of $23,000), the Stock Purchase Warrant Agreement (262,500 shares of common stock) and the Registration Rights Agreement entered into by the Assignor and Company, all dated January 13, 2020.